Profit (loss) per share - Schedule of Basic and Diluted Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit / (loss) for the year	$ 27,919	$ (231,864)	$ (551,731)
Number of shares weighted average number of ordinary shares outstanding basic (in shares)	289,727,741	267,924,570	227,256,469
Number of shares weighted average number of ordinary shares outstanding diluted (in shares)	291,342,475	267,924,570	227,256,469
Diluted profit / (loss) per share (in dollars per share)	$ 0.10	$ (0.87)	$ (2.43)
Basic profit / (loss) per share (in dollars per share)	$ 0.10	$ (0.87)	$ (2.43)